EQUITY METHOD INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of September 30, 2012 and December 31, 2011 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Limited	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Current assets	11,707	16,142
Non current assets	19,950	25,038
Current liabilities	10,804	10,438
Non current liabilities	19,051	28,577

Summarized statement of operations information of equity method investees

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net operating revenues	617	823	1,957	2,573
Net operating income	544	717	1,710	2,275
Net loss	(81)	(111)	(364)	(411)